Organization and Summary of Significant Accounting Policies (Details 8) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Property, plant and equipment
Gross	$ 216,859	$ 194,567
Less: accumulated depreciation	(131,710)	(123,441)
Total	85,149	71,126
Land and improvements
Property, plant and equipment
Gross	4,686	4,246
Buildings and improvements
Property, plant and equipment
Gross	29,361	25,954
Machinery and equipment
Property, plant and equipment
Gross	$ 182,812	$ 164,367